Goodwill and intangible assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill and Intangible Assets

A summary of goodwill and intangible assets at March 31, 2016 and December 31, 2015 is as follows:

March 31, 2016	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	(61,469)	$110,313
Noncompete agreements	5.0	14,500	(9,852)	4,648
Favorable leases	7.5	2,935	(1,354)	1,581
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(3,113)	5,837

		201,567	(79,188)	122,379

Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(79,188)	$268,679

Goodwill		$176,981	$—	$176,981

December 31, 2015	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	$(57,741)	$114,041
Noncompete agreements	5.0	14,500	(9,127)	5,373
Favorable leases	7.5	2,935	(1,256)	1,679
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(2,724)	6,226

		201,567	(74,248)	127,319

Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(74,248)	$273,619

Goodwill		$176,981	$—	$176,981

A summary of goodwill and intangible assets at December 31, 2015 and 2014 is as follows:

December 31, 2015	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	$(57,741)	$114,041
Noncompete agreements	5.0	14,500	(9,127)	5,373
Favorable leases	7.5	2,935	(1,256)	1,679
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(2,724)	6,226

		201,567	(74,248)	127,319
Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(74,248)	$273,619

Goodwill		$176,981	$—	$176,981

December 31, 2014	Weighted average amortization period (years)	Gross carrying amount	Accumulated amortization	Net carrying Amount
Customer relationships	11.1	$171,782	$(41,130)	$130,652
Noncompete agreements	5.0	14,500	(6,229)	8,271
Favorable leases	7.5	2,935	(779)	2,156
Order backlog	0.4	3,400	(3,400)	—
Reacquired franchise rights	5.8	8,950	(1,167)	7,783

		201,567	(52,705)	148,862
Indefinite-lived intangible:
Trade and brand names	N/A	146,300	—	146,300

Total intangible assets		$347,867	$(52,705)	$295,162

Goodwill		$176,981	$—	$176,981

Summary of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill are as follows:

	Franchise	Corporate- owned stores	Equipment	Total
As of December 31, 2013	$16,938	$47,606	$92,666	$157,210
Acquisition of franchises	—	19,771	—	19,771

As of December 31, 2014	16,938	67,377	92,666	176,981
Additions	—	—	—	—

As of December 31, 2015	$16,938	$67,377	$92,666	$176,981

Summary of Amortization expenses

The anticipated annual amortization expense to be recognized in future years as of March 31, 2016 is as follows:

Amount
Remainder of 2016	$14,816
2017	18,215
2018	14,583
2019	14,215
2020	12,517
Thereafter	48,033

Total	$122,379

The anticipated annual amortization expense to be recognized in future years as of December 31, 2015 is as follows:

Amount
2016	$19,756
2017	18,215
2018	14,583
2019	14,215
2020	12,517
Thereafter	48,033

Total	$127,319